Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Current assets	$ 836,053		$ 426,124
Total assets	4,759,610		4,407,041
Current liabilities	475,505		370,027
Non-current liabilities	2,416,122		2,311,115
Net income	245,024	$ 158,757
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	10,148		12,468
Non-current assets	93,424		92,770
Total assets	103,572		105,238
Current liabilities	8,316		6,576
Non-current liabilities	55,421		58,110
Total liabilities	63,737		$ 64,686
Voyage revenue	10,741	29,457
Net income	$ 1,585	$ 11,480